GOODWILL, NET	12 Months Ended
Sep. 30, 2020
GOODWILL, NET
9.	GOODWILL, NET
Goodwill, net, consisted of the following:

	For the years ended September 30
	2019				2020
	Professional education services	Business start-up training services	Sales of learning simulation software	Total	Professional education services	Business start-up training services	Sales of learning simulation software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	56,214	1,642	21,660	79,516	54,016	1,517	20,813	76,346
Exchange difference	(2,198)	(125)	(847)	(3,170)	3,040	—	1,097	4,137

Ending balance	54,016	1,517	20,813	76,346	57,056	1,517	21,910	80,483

Accumulated impairment loss	—	(1,517)	—	(1,517)	—	(1,517)	—	(1,517)

Goodwill, net	54,016	—	20,813	74,829	57,056	—	21,910	78,966

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group tested its goodwill for impairment at the following reporting units level.
Professional education services - This reporting unit provides online education services and other education related services to its customers located in the PRC. It includes all the subsidiaries, the VIEs and the VIEs’ subsidiaries of the Group except for Zhengbao Yucai, Xiamen NetinNet and their subsidiaries. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit. The Group did no
t record any impairment of goodwill for the years ended September 30, 2018, 2019 and 2020 related to the professional education services.
Business start-up training services - This reporting unit provides start-up training services to the Group’s customers located in the PRC. It includes Zhengbao Yucai and its subsidiaries. The goodwill arising from the acquisition of Zhengbao Yucai is fully allocated to this reporting unit. The revenues of Business start-up training services decreased significantly during the year ended September 30, 2019 due to the loss of the exclusive cooperation relationship with the government. As of September 30, 2019, the Group conducted two-step goodwill impairment testing with the assistance of a third party valuer and recognized

US$
1,517
as impairment loss on goodwill related to the business start-up training services. The fair value of the reporting unit was determined using the income approach with significant unobservable inputs.
Sales of learning simulation software - This reporting unit provides learning simulation packaged software to its customers located in the PRC. It includes Xiamen NetinNet and its subsidiaries, Xiamen NetinNet Education Technology Co., Ltd., Xiamen NetinNet Finance Technology Co., Ltd., Beijing NetinNet Technology Co., Ltd. and Yunqi Zhixin (Hangzhou) Technology Co., Ltd.. The goodwill arising from the acquisition of NetinNet is fully allocated to this reporting unit. The Group did not
record any impairment of goodwill for the years ended September 30, 2018, 2019, and 2020 related to the sales of learning simulation software.